SHARE-BASED COMPENSATION - Stock option activity (Details) - Share options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Outstanding as of beginning (in shares)	3,576,403	1,982,561	3,395,898
Granted (in shares)	1,015,000	1,698,667	41,736
Exercised (in shares)	(347,316)	(31,500)	(706,406)
Forfeited or expired (in shares)	(42,000)	(73,325)	(748,667)
Outstanding Options, ending (in shares)	4,202,087	3,576,403	1,982,561	3,395,898
Vested and Expected to Vest Options as of December 31 (in shares)	1,517,959
Exercisable Options as of December 31 (in shares)	528,596
Weighted Average Exercise Price
Outstanding as of beginning (in $/share)	$ 3.0508	$ 0.4626	$ 0.3832
Granted (in $/share)	14.4500	6.0000	4.2254
Exercised (in $/share)	1.0070	0.1191	0.3289
Forfeited or expired	6.0000	2.6508	0.4386
Outstanding Options, ending (in $/share)	6.0304	3.0508	0.4626	$ 0.3832
Vested and Expected to Vest Options as of December 31 (in $/share)	5.1743
Exercisable Options as of December 31 (in $/share)	10.3900
Weighted Average Grant Date Fair Value
Outstanding as of beginning (in $/share)	2.2782	2.2571	2.2946
Granted (in $/share)	5.8298	2.1191	0.4626
Exercised (in $/share)	2.5695	2.4720	2.3311
Forfeited or expired (in $/share)	2.0797	2.1867	2.2574
Outstanding Options, ending (in $/share)	3.1048	$ 2.2782	$ 2.2571	$ 2.2946
Vested and Expected to Vest Options as of December 31 (in $/share)	2.8717
Exercisable Options as of December 31 (in $/share)	$ 4.0353
Weighted Average Remaining Term (Years)
Outstanding Options (in years)	8 years 2 months 12 days	8 years 5 months 4 days	8 years 9 months 25 days	9 years 9 months 18 days
Vested and Expected to Vest Options as of December 31 (in years)	6 years 1 month 9 days
Exercisable Options as of December 31 (in years)	8 years 11 months 8 days
Aggregate Intrinsic Value
Outstanding Options	$ 31,109	$ 10,473	$ 4,480	$ 7,834
Vested and Expected to Vest Options as of December 31, 2023	24,184
Exercisable Options as of December 31	$ 2,146